Summary of Significant Accounting Policies - Concentration of Credit Risk and Revenue Recognition - Additional Information (Details) - Customer	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers accounted for 10% or more of consolidated revenue	1	1	1
Concentration risk, percentage	23.00%	24.00%	19.00%
Sales Revenue, Net | Supplier Concentration Risk | HP Inc
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	14.00%	14.00%
Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	25.00%
Number of customers exceeded 10 percent of total consolidated accounts receivable	1	1